Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of carrying amount of the group’s right of use assets
	Consolidated
	Lease Properties	Motor Vehicles	Total
	A$	A$	A$
As of January 1, 2021	-	-	-
Additions	2,086,229	-	2,086,229
Depreciation expenses	(140,565)	-	(140,565)
Exchange difference	13,205	-	13,205
As of December 31, 2021	1,958,869	-	1,958,869
Depreciation expenses	(545,196)	-	(545,196)
Disposal of subsidiaries	(1,395,252)	-	(1,395,252)
Exchange difference	(18,421)	-	(18,421)
As of December 31, 2022	-	-	-

Schedule of lease liabilities
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Within one year	-	425,567
Two to five years	-	1,403,932
	-	1,829,499
Less: Amount due within one year shown under current liabilities	-	(425,567)
Amount due after one year	-	1,403,932

Analyzed into:
Current portion	-	425,567
Non-current portion	-	1,403,932
	-	1,829,499